Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of Derivative Financial Assets and Open Position at the Reporting Date
The group has the following derivative financial instruments:

	SA rand
Figures in million	Rand gold hedging contracts	US$ commodity contracts (a)	Foreign exchange hedging contracts (b)	Total

30 June 2019

Derivative financial assets	45	5	456	506

Non-current	23	1	173	197
Current	22	4	283	309

Derivative financial liabilities	(383)	(57)	(2)	(442)

Non-current	(158)	(14)	—	(172)
Current	(225)	(43)	(2)	(270)

Net derivative financial instruments	(338)	(52)	454	64

Unamortised day one net loss included above	36	5	—	41

Realised gains included in revenue	453	—	—	453
Unrealised losses included in other reserves	165	49	—	214

Gains/(losses) included in gains on derivatives	(51)	13	554	516
Day one loss amortisation	(31)	(1)	—	(32)

Total gains on derivatives	(82)	12	554	484

Hedge effectiveness

Cumulative changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	288	(49)	—	239
Cumulative changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness.	(288)	49	—	(239)

18	DERIVATIVE FINANCIAL INSTRUMENTS continued

	SA rand
Figures in million	Rand gold hedging contracts	US$ commodity contracts (a)	Foreign exchange hedging contracts (b)	Total

30 June 2018

Derivative financial assets	482	74	67	623

Non-current	70	11	3	84
Current	412	63	64	539

Derivative financial liabilities	(12)	—	(203)	(215)

Non-current	(10)	—	—	(10)
Current	(2)	—	(203)	(205)

Net derivative financial instruments	470	74	(136)	408

Unamortised day one net loss included above	11	—	—	11

Realised gains included in revenue	1 197	—	—	1 197
Unrealised gains included in other reserves	413	—	—	413

Gains/(losses) included in gains on derivatives	(12)	35	113	136
Day one loss amortisation	(37)	—	—	(37)

Total gains on derivatives	(49)	35	113	99

	SA rand
Figures in million	Rand gold hedging contracts	US$ commodity contracts (a)	Foreign exchange hedging contracts (b)	Total

30 June 2017

Realised gains included in revenue	728	—	—	728

Gains/(losses) included in gains on derivatives	—	20	1 083	1 103
Hedge ineffectiveness	16	—	—	16
Day one loss amortisation	(94)	—	—	(94)

Total gains on derivatives	(78)	20	1 083	1 025

Hedge accounting
Harmony has entered into gold forward sale derivative contracts to hedge the risk of lower gold prices. Cash flow hedge accounting is applied to the majority of these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves - refer to note 24). Refer to note 4 for a summary of the risk management strategy applied and the balances relating to designated hedging instruments as at reporting date. Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments. The group enters into gold forward contracts that have similar terms as the hedged item, such as notional amount, maturity date and reference gold spot price thereby ensuring that an economic relationship exists between the hedging instrument and the hedged item and resulting in a hedge ratio of 1:1. Potential sources of hedge ineffectiveness include counterparty credit risk, day one gains and losses, a mismatch in the timing of the derivative and underlying gold sale maturities, location differential and the refining margin. A negligible amount of hedge ineffectiveness was however experienced during 2019 and 2018 as all the critical terms of the hedging instruments and hedged items matched.

The loss from derivative contracts to which hedge accounting is not applied is included in gains on derivatives.

18	DERIVATIVE FINANCIAL INSTRUMENTS continued

(a)
Harmony maintains a hedging programme for Hidden Valley by entering into commodity hedging contracts. The contracts comprise US$ gold forward sale derivative contracts as well as silver zero cost collars which establish a minimum (floor) and maximum (cap) silver sales price. Hedge accounting is applied to all US$ gold forward sale derivative contracts entered into from 1 January 2019. None of these contracts matured during the current financial period. Hedge accounting is not applied to gold contracts entered into before this date as well as the silver collars.

(b)
Harmony maintains a foreign exchange hedging programme in the form of zero cost collars, which sets a floor and cap rand/US$ exchange rate at which to convert US dollars to rands, and foreign exchange forward contracts. Hedge accounting is not applied to these contracts.

The following table shows the open position at the reporting date:

	FY2020				FY2021				TOTAL
	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4

Foreign exchange contracts

Zero cost collars
US$m	71	69	64	62	49	48	37	14	414
Floor	14.48	14.59	14.80	14.96	15.30	15.28	15.37	15.55	14.92
Cap	15.19	15.35	15.57	15.75	16.11	16.27	16.36	16.55	15.74

Forward contracts
US$m	69	69	66	60	61	35	24	6	390
Forward rate	14.71	15.00	15.27	15.44	15.89	15.82	15.96	16.23	15.35

R/gold

'000 oz	19	14	6	—	—	—	—	—	39
'000 oz - cash flow hedge	76	80	88	96	71	71	73	33	588
R'000/kg	626	641	648	661	668	674	689	702	659

US$/gold

'000 oz	6	4	—	—	—	—	—	—	10
'000 oz - cash flow hedge	6	8	12	12	8	6	3	1	56
US$/oz	1 351	1 363	1 357	1 370	1 376	1 387	1 404	1 414	1 368

Total gold

'000 oz	107	106	106	108	79	77	76	34	693

US$/silver

'000 oz	90	—	—	—	—	—	—	—	90
Floor	17.40	—	—	—	—	—	—	—	17.40
Cap	18.40	—	—	—	—	—	—	—	18.40